Income taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
U.S. Statutory rates	21.00%	21.00%	21.00%
Foreign income not recognized in USA	(21.00%)	(21.00%)	(21.00%)
China income taxes (including Hong Kong SAR)	16.00%	25.00%	25.00%
Impact of tax rate in other jurisdictions	(5.00%)	3.20%
Impact of tax reduction of Hong Kong profits tax		4.40%
Tax effect of non-deductible expenses	(10.40%)	(7.80%)	(7.20%)
Valuation allowance	(0.10%)	(42.90%)	(13.20%)
Under provision in respect of prior years	(0.70%)	(26.60%)	(2.20%)
Other	0.60%	(32.20%)	(3.20%)
Effective income taxes	0.40%	(76.90%)	(0.80%)